Accounts receivable (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Trade	$ 39,625	$ 51,774
Holdbacks	372	380
Accrued trade receivables	33,207	12,266
Contract receivables	73,204	64,420
Other	10,607	4,367
Total accounts receivable	$ 83,811	$ 68,787